Description of Organization and Business Operations (Details) - SPRING VALLEY ACQUISITION CORP - USD ($)				3 Months Ended	4 Months Ended
	May 27, 2022	Nov. 28, 2020	Nov. 27, 2020	Mar. 31, 2022	Dec. 31, 2020	Dec. 31, 2021
Subsidiary, Sale of Stock [Line Items]
Proceeds from sale of Private Placement Warrants					$ 8,900,000
Obligation to redeem Public Shares if entity does not complete a Business Combination (as a percent)				100.00%		100.00%
Cash held outside the trust account				$ 577,000		$ 985,000
Working Capital				$ 4,400,000		700,000
Additional period to consummate business combination				6 months
Assets held in trust			$ 232,300,000
Warrants amount			749,253
Maximum net interest to pay dissolution expenses				$ 100,000
Threshold percentage of public shares subject to redemption without the Company's prior written consent				50.00%
Threshold Percentage Of Public Shares Subject To Redemption Without Company's Prior Written Consent				15.00%
Adjustments To Additional Paid In Capital Stock Issued Issuance costs Including Underwriters Fees			12,492,354
Threshold Minimum Aggregate Fair Market Value As A Percentage Of The Assets Held In The Trust Account				80.00%
Underwriting commission			3,800,000			3,800,000
Deferred underwriters fee			8,050,000			8,050,000
Other offering costs			592,354			592,354
Reimbursement received from underwriters			$ 750,000			$ 750,000
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 11.50	$ 1.00
Private Placement Warrant
Subsidiary, Sale of Stock [Line Items]
Warrants	2,300,000
Proceeds from sale of Private Placement Warrants	$ 2,300,000
Class A Common Stock
Subsidiary, Sale of Stock [Line Items]
Warrants amount			$ 11,743,101
Initial Public Offering
Subsidiary, Sale of Stock [Line Items]
Number of units issued			23,000,000
Purchase price, per unit				$ 10.10		$ 10.10
Share Price			$ 10.00
Proceeds From Issuance of Units			$ 230,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 11.50
Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Purchase price, per unit		$ 1.00
Warrants		8,900,000	8,900,000			8,900,000
Proceeds from sale of Private Placement Warrants		$ 8,900,000	$ 8,900,000
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 1.00			$ 1.00
Over-allotment option
Subsidiary, Sale of Stock [Line Items]
Number of units issued			3,000,000
Purchase price, per unit			$ 10.00
Class of Warrant or Right, Exercise Price of Warrants or Rights						$ 11.50
Business Combination
Subsidiary, Sale of Stock [Line Items]
Warrants				2,300,000
Assets held in trust				$ 2,300,000
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 1.00